Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Disclosure Of Deposits [Line Items]
Interest bearing	$ 34,440		$ 30,192
Non-interest bearing	58,467		56,729
Payables after notice	180,343		157,785
Payable on a fixed date	294,893		276,222
Total	568,143	[1]	520,928
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	27,338		21,735
Non-interest bearing	49,911		47,231
Payables after notice	90,630		82,091
Payable on a fixed date	181,835		160,069
Total	349,714		311,126
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	6,043		7,395
Non-interest bearing	8,531		9,477
Payables after notice	88,604		74,476
Payable on a fixed date	86,368		86,805
Total	189,546		178,153
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,059		1,062
Non-interest bearing	25		21
Payables after notice	1,109		1,218
Payable on a fixed date	26,690		29,348
Total	28,883		31,649
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	1,996		1,450
Non-interest bearing	1,530		1,400
Payables after notice	1,017		526
Payable on a fixed date	19,273		24,531
Total	23,816		27,907
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	29,083		25,266
Non-interest bearing	33,853		33,984
Payables after notice	85,022		67,026
Payable on a fixed date	195,199		185,901
Total	343,157		312,177
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,361		3,476
Non-interest bearing	23,084		21,345
Payables after notice	94,304		90,233
Payable on a fixed date	80,421		65,790
Total	$ 201,170		$ 180,844

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).